Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

December 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.1%
Industrials – 17.2%
Aerospace & Defense – 0.5%
Curtiss-Wright Corp.	14,810	$3,299,520

Air Freight & Logistics – 0.6%
Forward Air Corp.	40,930	2,573,269
Radiant Logistics, Inc.(a)	294,353	1,954,504

		4,527,773

Building Products – 1.6%
American Woodmark Corp.(a)	42,770	3,971,195
Gibraltar Industries, Inc.(a)	25,030	1,976,869
UFP Industries, Inc.	46,287	5,811,333

		11,759,397

Commercial Services & Supplies – 1.2%
Quad/Graphics, Inc.(a)	277,050	1,501,611
Steelcase, Inc. - Class A	277,550	3,752,476
Tetra Tech, Inc.	19,822	3,308,886

		8,562,973

Construction & Engineering – 2.7%
Comfort Systems USA, Inc.	27,059	5,565,224
EMCOR Group, Inc.	15,790	3,401,640
Fluor Corp.(a)	83,410	3,267,170
IES Holdings, Inc.(a)	37,620	2,980,256
MasTec, Inc.(a)	49,904	3,778,731

		18,993,021

Electrical Equipment – 0.8%
Powell Industries, Inc.	42,470	3,754,348
Regal Rexnord Corp.	12,280	1,817,686

		5,572,034

Ground Transportation – 0.5%
ArcBest Corp.	31,403	3,774,955

Machinery – 2.2%
Blue Bird Corp.(a)	69,550	1,875,068
Oshkosh Corp.	34,070	3,693,528
Shyft Group, Inc. (The)	149,040	1,821,269
Terex Corp.	79,180	4,549,683
Wabash National Corp.	147,521	3,779,488

		15,719,036

Marine Transportation – 1.0%
Matson, Inc.	43,450	4,762,120
Star Bulk Carriers Corp.	112,060	2,382,396

		7,144,516

Professional Services – 2.8%
ICF International, Inc.	23,420	3,140,388
Insperity, Inc.	38,821	4,550,598
Korn Ferry	69,960	4,152,126

Company	Shares	U.S. $ Value

Legalzoomcom, Inc.(a)	249,370	$2,817,881
Science Applications International Corp.	23,920	2,973,734
WNS Holdings Ltd. (ADR)(a)	43,512	2,749,958

		20,384,685

Trading Companies & Distributors – 3.3%
Beacon Roofing Supply, Inc.(a)	25,100	2,184,202
BlueLinx Holdings, Inc.(a)	36,780	4,167,542
Boise Cascade Co.	38,722	5,009,078
GMS, Inc.(a)	54,691	4,508,179
MRC Global, Inc.(a)	277,250	3,052,522
Rush Enterprises, Inc. - Class A	95,742	4,815,823

		23,737,346

		123,475,256

Financials – 16.9%
Banks – 8.8%
1st Source Corp.	48,707	2,676,450
Associated Banc-Corp.	183,970	3,935,118
Bank of Marin Bancorp	97,050	2,137,041
BankUnited, Inc.	130,279	4,224,948
Berkshire Hills Bancorp, Inc.	157,530	3,911,470
Customers Bancorp, Inc.(a)	57,640	3,321,217
East West Bancorp, Inc.	49,370	3,552,172
First BanCorp./Puerto Rico	277,840	4,570,468
First Busey Corp.	156,820	3,892,272
Heritage Financial Corp./WA	187,310	4,006,561
International Bancshares Corp.	76,360	4,147,875
Nicolet Bankshares, Inc.	41,509	3,340,644
Northeast Bank	68,131	3,760,150
Peoples Bancorp, Inc./OH	61,390	2,072,526
Premier Financial Corp.	75,950	1,830,395
Republic Bancorp, Inc./KY - Class A	50,480	2,784,477
Texas Capital Bancshares, Inc.(a)	66,610	4,305,004
TriCo Bancshares	48,130	2,068,146
WSFS Financial Corp.	64,100	2,944,113

		63,481,047

Capital Markets – 1.0%
Evercore, Inc. - Class A	21,512	3,679,628
Houlihan Lokey, Inc.	29,716	3,563,245

		7,242,873

Consumer Finance – 1.0%
Nelnet, Inc. - Class A	37,633	3,319,983
OneMain Holdings, Inc.	47,374	2,330,801
PROG Holdings, Inc.(a)	51,480	1,591,247

		7,242,031

Financial Services – 3.1%
Essent Group Ltd.	80,957	4,269,672
EVERTEC, Inc.	78,094	3,197,168
MGIC Investment Corp.	181,840	3,507,694
Mr Cooper Group, Inc.(a)	71,240	4,639,149
NCR Atleos Corp.(a)	53,199	1,292,204

Company	Shares	U.S. $ Value

Pagseguro Digital Ltd. - Class A(a)	207,890	$2,592,388
PennyMac Financial Services, Inc.	31,488	2,782,595

		22,280,870

Insurance – 2.1%
American Equity Investment Life Holding Co.(a)	67,790	3,782,682
Assured Guaranty Ltd.	40,320	3,017,146
Genworth Financial, Inc. - Class A(a)	655,870	4,381,212
Hanover Insurance Group, Inc. (The)	10,168	1,234,598
Kinsale Capital Group, Inc.	7,280	2,438,145

		14,853,783

Mortgage Real Estate Investment Trusts (REITs) – 0.9%
Chimera Investment Corp.	257,830	1,286,572
MFA Financial, Inc.	176,790	1,992,423
PennyMac Mortgage Investment Trust	110,190	1,647,340
Ready Capital Corp.	131,220	1,345,005

		6,271,340

		121,371,944

Health Care – 15.0%
Biotechnology – 7.5%
Ascendis Pharma A/S (ADR)(a)	24,607	3,099,252
Blueprint Medicines Corp.(a)	55,625	5,130,850
Bridgebio Pharma, Inc.(a)	75,610	3,052,376
Halozyme Therapeutics, Inc.(a)	117,552	4,344,722
Insmed, Inc.(a)	132,641	4,110,544
Intellia Therapeutics, Inc.(a)	83,660	2,550,793
Karuna Therapeutics, Inc.(a)	11,774	3,726,589
Legend Biotech Corp. (ADR)(a)	31,810	1,914,008
Madrigal Pharmaceuticals, Inc.(a)	16,300	3,771,494
MoonLake Immunotherapeutics(a)	37,690	2,276,099
RayzeBio, Inc.(a)	69,140	4,298,434
Ultragenyx Pharmaceutical, Inc.(a)	71,594	3,423,625
Vaxcyte, Inc.(a)	71,920	4,516,576
Viking Therapeutics, Inc.(a)	193,990	3,610,154
Vir Biotechnology, Inc.(a)	170,957	1,719,827
Viridian Therapeutics, Inc.(a)	98,530	2,145,983

		53,691,326

Health Care Equipment & Supplies – 2.3%
AtriCure, Inc.(a)	95,450	3,406,610
CONMED Corp.	42,119	4,612,452
Integer Holdings Corp.(a)	46,690	4,626,045
Lantheus Holdings, Inc.(a)	69,800	4,327,600

		16,972,707

Health Care Providers & Services – 2.6%
AMN Healthcare Services, Inc.(a)	60,635	4,540,349
Option Care Health, Inc.(a)	152,460	5,136,377
Owens & Minor, Inc.(a)	190,580	3,672,477

Company	Shares	U.S. $ Value

Pediatrix Medical Group, Inc.(a)	150,240	$1,397,232
PetIQ, Inc.(a)	194,430	3,839,992

		18,586,427

Pharmaceuticals – 2.6%
Amphastar Pharmaceuticals, Inc.(a)	26,170	1,618,615
Collegium Pharmaceutical, Inc.(a)	123,780	3,809,948
Corcept Therapeutics, Inc.(a)	142,374	4,624,308
Harmony Biosciences Holdings, Inc.(a)	117,660	3,800,418
Intra-Cellular Therapies, Inc.(a)	67,500	4,834,350

		18,687,639

		107,938,099

Information Technology – 13.4%
Electronic Equipment, Instruments & Components – 4.0%
Allegro MicroSystems, Inc.(a)	99,690	3,017,616
Avnet, Inc.	64,810	3,266,424
Daktronics, Inc.(a)	225,870	1,915,378
Fabrinet(a)	18,850	3,587,720
Insight Enterprises, Inc.(a)	21,710	3,846,795
OSI Systems, Inc.(a)	30,772	3,971,127
Sanmina Corp.(a)	72,876	3,743,640
TTM Technologies, Inc.(a)	244,600	3,867,126
Vishay Intertechnology, Inc.	53,341	1,278,584

		28,494,410

IT Services – 0.6%
DigitalOcean Holdings, Inc.(a)	58,470	2,145,264
Perficient, Inc.(a)	39,716	2,614,107

		4,759,371

Semiconductors & Semiconductor Equipment – 3.3%
Axcelis Technologies, Inc.(a)	30,400	3,942,576
Kulicke & Soffa Industries, Inc.	77,303	4,230,020
MACOM Technology Solutions Holdings, Inc.(a)	43,650	4,057,268
Onto Innovation, Inc.(a)	32,980	5,042,642
Photronics, Inc.(a)	89,960	2,822,045
SMART Global Holdings, Inc.(a)	180,490	3,416,676

		23,511,227

Software – 5.5%
8x8, Inc.(a)	565,770	2,138,611
A10 Networks, Inc.	219,360	2,888,971
ACI Worldwide, Inc.(a)	157,300	4,813,380
Box, Inc. - Class A(a)	163,130	4,177,759
Braze, Inc. - Class A(a)	53,190	2,825,985
CommVault Systems, Inc.(a)	56,968	4,548,895
Consensus Cloud Solutions, Inc.(a)	98,873	2,591,461
NCR Voyix Corp.(a)	79,579	1,345,681
Progress Software Corp.	68,871	3,739,695

Company	Shares	U.S. $ Value

Qualys, Inc.(a)	24,530	$4,814,748
SPS Commerce, Inc.(a)	29,470	5,712,465

		39,597,651

		96,362,659

Consumer Discretionary – 11.3%
Automobile Components – 1.3%
Dana, Inc.	139,760	2,041,894
Goodyear Tire & Rubber Co. (The)(a)	300,780	4,307,169
Patrick Industries, Inc.	27,772	2,786,920

		9,135,983

Automobiles – 0.9%
Thor Industries, Inc.	20,767	2,455,698
Winnebago Industries, Inc.	56,946	4,150,224

		6,605,922

Broadline Retail – 0.5%
Dillard’s, Inc. - Class A	9,770	3,943,661

Diversified Consumer Services – 1.5%
Adtalem Global Education, Inc.(a)	66,970	3,947,881
Perdoceo Education Corp.	190,412	3,343,635
Stride, Inc.(a)	56,400	3,348,468

		10,639,984

Hotels, Restaurants & Leisure – 1.9%
Accel Entertainment, Inc.(a)	178,660	1,834,838
Dine Brands Global, Inc.	47,250	2,345,963
Marriott Vacations Worldwide Corp.	37,856	3,213,596
Papa John’s International, Inc.	40,410	3,080,454
Travel + Leisure Co.	72,641	2,839,537

		13,314,388

Household Durables – 2.4%
Hovnanian Enterprises, Inc. - Class A(a)	16,590	2,581,736
KB Home	77,330	4,830,031
Taylor Morrison Home Corp.(a)	96,391	5,142,460
Tri Pointe Homes, Inc.(a)	127,380	4,509,252

		17,063,479

Leisure Products – 0.4%
JAKKS Pacific, Inc.(a)	42,970	1,527,583
MasterCraft Boat Holdings, Inc.(a)	72,695	1,645,815

		3,173,398

Specialty Retail – 1.3%
Boot Barn Holdings, Inc.(a)	14,100	1,082,316
Citi Trends, Inc.(a)	78,310	2,214,607
Genesco, Inc.(a)	62,760	2,209,779
Upbound Group, Inc.	85,810	2,914,966
Wayfair, Inc. - Class A(a)	16,990	1,048,283

		9,469,951

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 1.1%
Carter’s, Inc.	28,490	$2,133,616
G-III Apparel Group Ltd.(a)	115,320	3,918,574
Oxford Industries, Inc.	20,615	2,061,500

		8,113,690

		81,460,456

Energy – 7.2%
Energy Equipment & Services – 1.1%
Cactus, Inc. - Class A	61,140	2,775,756
ChampionX Corp.	140,180	4,094,658
TechnipFMC PLC	64,710	1,303,259

		8,173,673

Oil, Gas & Consumable Fuels – 6.1%
Arch Resources, Inc.	24,980	4,145,181
Ardmore Shipping Corp.	146,230	2,060,381
Chord Energy Corp.	29,490	4,902,123
Gulfport Energy Corp.(a)	16,630	2,215,116
HF Sinclair Corp.	27,022	1,501,612
International Seaways, Inc.	75,160	3,418,277
Magnolia Oil & Gas Corp. - Class A	186,320	3,966,753
Matador Resources Co.	57,350	3,260,921
Northern Oil and Gas, Inc.	103,610	3,840,823
Par Pacific Holdings, Inc.(a)	70,510	2,564,449
PBF Energy, Inc. - Class A	92,430	4,063,223
Peabody Energy Corp.	125,370	3,048,998
Scorpio Tankers, Inc.	33,450	2,033,760
Teekay Tankers Ltd. - Class A	49,965	2,496,751

		43,518,368

		51,692,041

Real Estate – 6.2%
Diversified REITs – 0.7%
Broadstone Net Lease, Inc. - Class A	83,010	1,429,432
Empire State Realty Trust, Inc. - Class A	398,800	3,864,372

		5,293,804

Health Care REITs – 0.7%
Diversified Healthcare Trust	733,740	2,744,188
Sabra Health Care REIT, Inc.	175,560	2,505,241

		5,249,429

Hotel & Resort REITs – 1.1%
RLJ Lodging Trust	348,209	4,081,009
Service Properties Trust	435,590	3,719,939

		7,800,948

Industrial REITs – 0.8%
First Industrial Realty Trust, Inc.	47,016	2,476,333
STAG Industrial, Inc.	74,304	2,917,175

		5,393,508

Company	Shares	U.S. $ Value

Real Estate Management & Development – 0.5%
Forestar Group, Inc.(a)	113,540	$3,754,768

Residential REITs – 0.4%
Apartment Income REIT Corp.	39,970	1,388,158
Veris Residential, Inc.	92,700	1,458,171

		2,846,329

Retail REITs – 1.8%
Acadia Realty Trust	168,440	2,861,796
Macerich Co. (The)	238,100	3,673,883
NETSTREIT Corp.	77,530	1,383,911
Tanger, Inc.	115,220	3,193,898
Urban Edge Properties	77,120	1,411,296

		12,524,784

Specialized REITs – 0.2%
National Storage Affiliates Trust	37,520	1,555,954

		44,419,524

Materials – 3.7%
Chemicals – 1.1%
AdvanSix, Inc.	44,470	1,332,321
Huntsman Corp.	103,765	2,607,614
Orion SA	150,420	4,171,147

		8,111,082

Metals & Mining – 2.2%
Alpha Metallurgical Resources, Inc.	15,300	5,185,476
Olympic Steel, Inc.	57,230	3,817,241
Schnitzer Steel Industries, Inc. - Class A	71,050	2,142,868
Warrior Met Coal, Inc.	73,490	4,480,685

		15,626,270

Paper & Forest Products – 0.4%
Sylvamo Corp.	53,680	2,636,225

		26,373,577

Consumer Staples – 3.3%
Consumer Staples Distribution & Retail – 1.4%
Andersons, Inc. (The)	72,840	4,191,214
Grocery Outlet Holding Corp.(a)	109,220	2,944,571
Village Super Market, Inc. - Class A	98,608	2,586,488

		9,722,273

Food Products – 1.4%
Cal-Maine Foods, Inc.	42,930	2,463,752
Hain Celestial Group, Inc. (The)(a)	126,225	1,382,164
John B Sanfilippo & Son, Inc.	33,295	3,430,717
Nomad Foods Ltd.(a)	163,420	2,769,969

		10,046,602

Company	Shares	U.S. $ Value

Personal Care Products – 0.5%
Medifast, Inc.	32,100	$2,157,762
USANA Health Sciences, Inc.(a)	26,470	1,418,792

		3,576,554

		23,345,429

Utilities – 2.6%
Electric Utilities – 1.9%
Genie Energy Ltd. - Class B	159,404	4,484,034
IDACORP, Inc.	39,630	3,896,422
Portland General Electric Co.	117,080	5,074,247

		13,454,703

Gas Utilities – 0.7%
Chesapeake Utilities Corp.	46,980	4,962,498

		18,417,201

Communication Services – 2.3%
Entertainment – 0.2%
IMAX Corp.(a)	104,470	1,569,139

Interactive Media & Services – 1.0%
Cargurus, Inc.(a)	180,470	4,360,155
Ziff Davis, Inc.(a)	41,839	2,811,163

		7,171,318

Media – 1.1%
Nexstar Media Group, Inc.	21,678	3,398,027
Sinclair, Inc.	149,600	1,949,288
Thryv Holdings, Inc.(a)	106,320	2,163,612

		7,510,927

		16,251,384

Total Common Stocks (cost $553,130,693)		711,107,570

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(b) (c) (d) (cost $6,486,012)	6,486,012	6,486,012

Company	U.S. $ Value

Total Investments – 100.0% (cost $559,616,705)(e)	$717,593,582
Other assets less liabilities – 0.0%	(127,597)

Net Assets – 100.0%	$717,465,985

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	391	March 2024	$40,032,535	$2,664,909

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $184,506,311 and gross unrealized depreciation of investments was $(23,864,525), resulting in net unrealized appreciation of $160,641,786.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Bernstein Fund, Inc.

Small Cap Core Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$711,107,570	$—	$—	$711,107,570
Short-Term Investments	6,486,012	—	—	6,486,012

Total Investments in Securities	717,593,582	—	—	717,593,582
Other Financial Instruments(b):
Assets:
Futures	2,664,909	—	—	2,664,909
Liabilities	—	—	—	—

Total	$720,258,491	$—	$—	$720,258,491

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2023 is as follows:

Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$64,517	$58,031	$6,486	$61